Consolidated statements of changes in shareholders' equity (deficit) (Parenthetical)	3 Months Ended	9 Months Ended			12 Months Ended
	May 31, 2023 USD ($)	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	May 31, 2022 CAD ($)	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)
Transaction costs	$ 101,942	$ 285,832	$ 774,759	$ 0	$ 0	$ 0	$ 320,230
Ipo [Member]
Transaction costs						$ 3,328,687